Bank Debt, textual 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Interest Costs Incurred	$ 8,599	$ 9,553	$ 10,038
Interest Costs, Capitalized During Period	264	467	966
All loans and credit facilities
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	1.698%	1.737%	1.85%
Debt Instrument, Priority	• First priority mortgages over the vessels owned by the respective borrowers; • For the Safe Bulkers credit facility, first priority mortgages over the vessels Andreas K, Maria, Xenia, Vassos, Pedhoulas Leader, Pedhoulas Fighter, Martine, Eleni, Kypros Bravery and Hull 827 upon her delivery from the shipyard; • First priority assignment of all insurances and earnings of the mortgaged vessels; • Second priority mortgage over the Pedhoulas Merchant as security for the Petra loan; • Second priority mortgage over the Pedhoulas Trader as security for the Pemer loan; • Second priority mortgage over the Pedhoulas Commander as security for the Maxpente, Maxeikosi, Shikokutessera and Gloverthree credit facilities; • Second priority mortgages over the Pedhoulas Builder, Kanaris, Kypros Unity and Kypros Land as security for the Vassone credit facility; and • Corporate guarantee from Safe Bulkers (except for the Safe Bulkers credit facility where Safe Bulkers is the borrower).
Ebitda To Interest Covenant	2.0:1 applicable on a trailing 12 month basis
Ebitda After Deducting Cash Covenant	8.5:1 applicable on a trailing 12 month basis
Consolidated Debt Convenant	514,000
Net Worth Covenant	150,000
Mininum Free Liquidity On Deposit	500
Debt Instrument, Covenant Description	• its total consolidated liabilities divided by its total consolidated assets must not at any time exceed 80% or 85% as the case may be ( the “Consolidated Leverage Covenant”). The total consolidated assets are based on the fair market value of its vessels and the book values of all other assets, on an adjusted basis as set out in the relevant guarantee; • the ratio of its aggregate debt after deducting cash to EBITDA must not at any time exceed 8.5:1 applicable on a trailing 12 month basis (“EBITDA Covenant”). EBITDA is not a recognized measurement under US GAAP and represents net income before net interest expense, income tax expense, depreciation and amortization; • its consolidated debt must not exceed $514,000 on December 31, 2014 (“Consolidated Debt Covenant”) • the ratio of its EBITDA over consolidated interest expense must not at any time be less than 2.0:1, applicable on a trailing 12 month basis; • its consolidated net worth (total consolidated assets less total consolidated liabilities) (“Consolidated Net Worth Covenant”) must not at any time be less than $150,000; • payment of dividends is subject to no event of default having occurred; • maintenance of minimum free liquidity of $500 is required on deposit with a relevant lender; and • a minimum of 35% or 51%, as the case may be, of its shares shall remain directly or indirectly beneficially owned by the Hajioannou family for the duration of the relevant credit facilities.
Debt Instrument, Covenant Compliance	As of December 31, 2014, the Company was in compliance with all debt covenants with respect to its loans and credit facilities.
Minimum | All loans and credit facilities
Debt Instrument [Line Items]
Mininum cash balance of loan with restrictive liquidity covenant	150
Consolidated Leverage Covenant	80.00%
Minimum Percentage Of Ownership	35.00%
Maximum | All loans and credit facilities
Debt Instrument [Line Items]
Mininum cash balance of loan with restrictive liquidity covenant	$ 500
Consolidated Leverage Covenant	85.00%
Minimum Percentage Of Ownership	51.00%